Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	€ 7	€ 358
Liabilities associated with non-current assets and disposal groups held for sale	0	134
Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	0	253
Liabilities associated with non-current assets and disposal groups held for sale	0	134
Fiber optic assets in Colombia
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	0	57
Other assets
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	7	48
Other liabilities
Disclosure of subsidiaries [line items]
Liabilities associated with non-current assets and disposal groups held for sale	€ 0	€ 0